Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from Operating Activities:
Net loss	$ (5,512)	$ (7,100)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,648	1,530
Stock-based compensation and preference shares	2,070	7,998
Loss on equity investments		(95)
Allowance for doubtful accounts	716	111
Employee benefit obligation	315	139
Non-cash interest expense	657	229
Deferred taxes	(14)	72
Change in operating assets and liabilities:
Trade receivables	(10,427)	(5,075)
Other current assets	(2,039)	(184)
Other long-term assets	47	185
Accounts payable	15,145	6,072
Other current liabilities	251	23
Deferred revenue	(64)	(182)
Long-term liabilities	2,660	(122)
Net cash provided by operating activities	6,453	3,601
Cash flows from Investing Activities:
Purchases of marketable securities	(5,868)	(3,873)
Sales of marketable securities	3,882	995
Purchases of property and equipment	(1,413)	(248)
Sales of property and equipment	38	9
Capitalized software development costs	(602)	(657)
Purchases of intangible assets	(16)	(47)
Cash, cash equivalents and restricted cash acquired in the reverse merger	21,666
Net cash provided by (used in) investing activities	17,687	(11,710)
Cash flows from Financing Activities:
Change in line of credit	1,973	1,699
Borrowings on term loan	16,670	5,611
Repayments on term loan	(4,844)	(913)
Proceeds from exercise of stock options		8
Net cash provided by financing activities	4,702	6,405
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(52)	(634)
Net increase (decrease) in cash, cash equivalents and restricted cash	28,790	(2,338)
Cash, cash equivalents and restricted cash at beginning of year	8,207	10,545
Cash, cash equivalents and restricted cash at end of year	36,997	8,207
Supplemental disclosures of other cash flow information:
Cash paid for interest	478	264
Cash paid for income taxes	688	368
Buc Mobile
Cash flows from Investing Activities:
Acquisition, net of cash acquired		(2,407)
Cash flows from Financing Activities:
Payment of deferred consideration in relation to the acquisition	(4,000)
Solutions Infini
Cash flows from Investing Activities:
Acquisition, net of cash acquired		$ (5,482)
Cash flows from Financing Activities:
Payment of deferred consideration in relation to the acquisition	$ (5,097)